Commitments and Contingencies (Details)				1 Months Ended									3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 05, 2022	Jan. 04, 2021	May 05, 2018 USD ($) m²	Dec. 31, 2022	Aug. 16, 2022	Jul. 28, 2022 USD ($)	Apr. 26, 2022 USD ($)	Feb. 28, 2022 USD ($)	Jul. 28, 2021 USD ($) m²	Jun. 30, 2020 USD ($)	Jun. 25, 2020 USD ($)	Apr. 01, 2019 USD ($) m²	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2022 USD ($)	Feb. 16, 2022 USD ($)
Commitments and Contingencies (Details) [Line Items]
Settlement amount										$ 799,000	$ 799,000
Principal amount										660,000	660,000
Accrued interest										$ 139,000
Purchase agreements																			$ 920,000
Excise tax on net repurchases					1.00%
Lease agreements, description						On July 28, 2022, the Company signed a 3-year lease for approximately 1,364 square feet of office space at 1674 Meridian Ave.	On April 26, 2022, the Company signed a 7-year lease for approximately 8,000 square feet of office space at 419 Lafayette Street, 6th Floor, New York, NY, 10003.
Total lease amount						$ 181,299	$ 3,502,033
Impaired asset						$ 101,623
Rent expense													$ 154,015	$ 67,397	$ 395,709	$ 121,266
Stockholders’ equity requirement, description		On September 2, 2022, the Company received a letter from the staff of The Nasdaq Capital Market notifying the Company that the Nasdaq Hearings Panel has determined to delist the Company’s common stock from the Exchange, based on the Company’s failure to comply with the listing requirements of Nasdaq Rule 5550(b)(1) as a result of the Company’s shareholder equity deficit for the period ended June 30, 2022, as demonstrated in Company’s Quarterly Report on Form 10-Q filed on August 15, 2022, following the Company having not complied with the market value of listed securities requirement in Nasdaq Rule 5550(b)(2) on March 1, 2022, while the Company was under a Panel Monitor, as had been previously disclosed.
Employment agreements description	On April 5, 2022, upon the recommendation of the Compensation Committee of the Board, the Board approved employment agreements with, and equity issuances for, (i) Jeremy Frommer, Executive Chairman, who will receive (a) an signing award of $80,000, (b) an annual salary of $420,000; (c) 121,000 options, to vest immediately with a strike price of $1.75, and (d) 50,000 shares of the Company’s restricted common stock; (ii) Laurie Weisberg, Chief Executive Officer, who will receive (a) an annual salary of $475,000; (b) 121,000 options, to vest immediately with a strike price of $1.75, and (c) 50,000 shares of the Company’s restricted common stock; (iii) Justin Maury, Chief Operating Officer & President, who will receive (a) an annual salary of $475,000 (b) 81,000 options, to vest immediately with a strike price of $1.75, and (c) 50,000 shares of the Company’s restricted common stock; and (iv) Chelsea Pullano, Chief Financial Officer, who will receive (a) an annual salary of $250,000; (b) 37,000 options, to vest immediately with a strike price of $1.75, and (c) 35,000 shares of the Company’s restricted common stock (collectively, the “Executive Employment Arrangements”).
Aggregate amount													475,000		475,000
Commitments and contingencies, description																	The CARES Act lifts certain deduction limitations originally imposed by the Tax Cuts and Jobs Act of 2017 (“2017 Tax Act”). Corporate taxpayers may carry back net operating losses (NOLs) originating between 2018 and 2020 for up to five years, which was not previously allowed under the 2017 Tax Act. The CARES Act also eliminates the 80% of taxable income limitations by allowing corporate entities to fully utilize NOL carryforwards to offset taxable income in 2018, 2019 or 2020. Taxpayers may generally deduct interest up to the sum of 50% of adjusted taxable income plus business interest income (30% limit under the 2017 Tax Act) for 2019 and 2020. The CARES Act allows taxpayers with alternative minimum tax credits to claim a refund in 2020 for the entire amount of the credits instead of recovering the credits through refunds over a period of years, as originally enacted by the 2017 Tax Act.
Taxable income percentage																		25.00%
Property generally eligible term																		15 years
Bonus depreciation rate																		100.00%
Accrued interest											$ 139,000		673,694	$ 59,859	707,950	$ 319,290	$ 372,106	$ 1,376,902
Lease term			5 years						3 years			4 years
Office space (in Square Meters) | m²			2,300						1,364			796
Operating lease due amount			$ 411,150						$ 181,300			$ 108,229
Single lease cost													$ 154,015		$ 395,709		216,845
Total payments																	18,451
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Payable																				$ 115,000
Security deposit																				$ 16,836
Single lease cost								$ 18,451
Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Rental expense																	216,845	$ 107,737
Forecast [Member]
Commitments and Contingencies (Details) [Line Items]
Tax percentage				15.00%
The May 2020 PPP Loan Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Repaid principal																	136,597
Forgiven principal																	275,903
Accrued interest																	3,119
The April 2020 PPP Loan Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Principle outstanding																	$ 198,655